Carrying Amount and Estimated Fair Value of Long-Term Debt Including Current Portion (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Outstanding [Line Items]
Long term debt, Carrying amount	¥ 220,851	¥ 241,459
Long term debt, Fair value	¥ 229,053	¥ 252,220